Commitments and Contingencies - Summary of Firm Commitment To Purchase Asset (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	$ 2,975,408
2021
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	560,914
2022
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	201,544
2023
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	408,145
2024
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	439,433
2025
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	514,549
Thereafter
Firm Commitment To Purchase Asset [Line Items]
Contractual capital commitments	$ 850,823